Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 646	$ 314
Cumulative after-tax loss on equity securities designated at FVOCI	(101)	(36)
Dividend income	$ 66	$ 56